Restructure	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructure

8. RESTRUCTURE

In the three months ended March 31, 2017, we revised our estimates of the restructuring expense and recognized a recovery of $0.1 million. We recorded a restructuring expense of $0.4 million for the three months ended March 31, 2016.

In February 2016, we committed to a plan to reduce operating expenses, which included a workforce reduction of 11 employees, representing approximately 27% of our employees prior to the reduction. We incurred approximately $0.4 million in expenses as a result of the workforce reduction, substantially all of which were severance costs.

In October 2016, we committed to a restructuring of an additional portion of our workforce in order to preserve our resources as we determine future strategic plans. As part of this restructuring, we eliminated 14 positions, representing approximately 48% of our workforce. We incurred approximately $1.0 million in restructuring costs, substantially all of which related to severance costs.

In November 2016, we committed to a further reduction in our workforce. We eliminated five positions and incurred approximately $0.7 million in expenses as a result of the workforce reduction, substantially all of which were severance costs.

	Original estimated costs	Revision to estimated costs	Amounts settled to date	Accrued at March 31, 2017
Restructuring Costs	$2,206	$(98)	$(2,052)	$56

13. RESTRUCTURE

Restructure

In February 2016, we committed to a plan to reduce operating expenses, which included a workforce reduction of 11 employees, representing approximately 27% of our employees prior to the reduction. We incurred approximately $0.4 million in expenses as a result of the workforce reduction, substantially all of which were severance costs.

In October 2016, we committed to a restructuring of an additional portion of our workforce in order to preserve our resources as we determine future strategic plans. As part of this restructuring, we eliminated 14 positions, representing approximately 48% of our workforce. We expect the restructuring to be substantially complete in the first quarter of 2017. As of December 31, 2016, we incurred approximately $1.1 million in restructuring costs, substantially all of which related to severance costs.

In November 2016, we committed to a further reduction in our workforce. We eliminated five positions and incurred approximately $0.7 million in expenses as a result of the workforce reduction, substantially all of which were severance costs.

	Total estimated costs	Amounts settled to date	Accrued at December 31, 2016
Restructuring Costs	$2,206	$(708)	$1,498